Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Disclosure [Abstract]:
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—liability position	(984)	-	(984)	-
Interest rate swaps—liability position	(170,691)	-	(170,691)	-
Total	(171,675)	-	(171,675)	-

Fair value liabilities of the current reporting period measured on recurring basis [Table Text Block]

	June 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—liability position	(146)	-	(146)	-
Interest rate swaps—liability position	(183,362)	-	(183,362)	-
Total	(183,508)	-	(183,508)	-